ORGANIZATION AND BASIS OF PRESENTATION - Additional Information (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Oct. 31, 2022 CNY (¥)	Oct. 31, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020	Dec. 31, 2022 USD ($)
Restricted cash
Organization Consolidation And Presentation Of Financial Statements
Assets secured for payment of liabilities				¥ 14,695		¥ 89,704		$ 2,131
Camelot Group
Organization Consolidation And Presentation Of Financial Statements
Percentage of equity interests acquired	9.50%	9.50%
Cash consideration paid			¥ 751,974	¥ 456,000	$ 66,114
Camelot Technology Co Ltd
Organization Consolidation And Presentation Of Financial Statements
Percentage of acquisition not completed						9.50%
Cash consideration paid	¥ 456,000	$ 66,114
Revenue Benchmark | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated Revenue
Organization Consolidation And Presentation Of Financial Statements
Concentration risk percentage				68.10%	68.10%	88.00%	97.00%
Xiaomi Group [Member] | Electronic equipment
Organization Consolidation And Presentation Of Financial Statements
Assets secured for payment of liabilities				¥ 585,005		¥ 702,424		$ 84,818
Camelot Employee Scheme Inc | Camelot Technology Co Ltd | Camelot Group
Organization Consolidation And Presentation Of Financial Statements
Percentage of equity interests acquired			9.50%
Beijing Yunxiang Zhisheng Technology Co Ltd
Organization Consolidation And Presentation Of Financial Statements
Payment towards loans to related parties				10,000
Loan To Zhuhai King Soft Cloud | Beijing Kingsoft Cloud Technology Co Ltd
Organization Consolidation And Presentation Of Financial Statements
Payment towards loans to related parties				¥ 279
Exclusive Purchase Option Agreement With Zhuhai King Soft Cloud And Nominee Shareholders | Beijing Kingsoft Cloud Technology Co Ltd
Organization Consolidation And Presentation Of Financial Statements
Equity Method investment per share purchase price | ¥ / shares				¥ 0.001